Issued Capital	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Issued Capital
Issued Capital	9. Issued Capital There have been no movements or changes in issued capital since 30 June 2024.

13 Issued Capital

Following the Business Combination, the Company has authorized 555,000,000 shares including 500,000,000 Class A Ordinary Shares, 50,000,000 Class B Ordinary Shares, and 5,000,000 Preference Shares, each of par value $0.0001 per share. In addition, the Company has three classes of warrants (i.e., Public Warrants, Private Warrants and PIPE Warrants) issued and outstanding.

	30 June 2024		30 June 2023
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares to AOI shareholders	18,646,643	2,860	18,646,643	2,860
Issuance of shares to SPAC shareholders	124,768	19	-	-
Issuance of shares to SPAC Founders	2,666,900	409	-	-
Conversion of convertible notes	150,000	23	-	-
Issuance of shares in exchange for advisory services	694,391	107
Conversion of rights	941,400	144	-	-
	23,224,102	3,562	18,646,643	2,860

Share premium:

	30 June 2024	30 June 2023
	Share Premium	Share Premium
Issuance of shares to AOI shareholders	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	-
Issuance of shares to SPAC Founders	(5,791,835)	-
Conversion of convertible notes	2,300,590	-
Issuance of shares in exchange for advisory services	(107)	-
Conversion of rights	(144)	-
Issuance of convertible note – equity component	140,495	-
Recapitalization costs	16,126,854	-
	18,379,671	2,579,627
Less:
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	-
	17,064,658	2,579,627